Intangible Assets - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Beginning Balance	¥ 165,279
Cost, Ending Balance	182,620	¥ 165,279
Net carrying amount
Net carrying amount, At December 31, 2024	182,620
Net carrying amount, At December 31, 2023		165,279
Software [Member]
Net carrying amount
Net carrying amount, At December 31, 2024	1
Net carrying amount, At December 31, 2023		1
Copyrights [Member]
Net carrying amount
Net carrying amount, At December 31, 2024	182,619
Net carrying amount, At December 31, 2023		165,278
Cost [Member]
Cost
Cost, Beginning Balance	639,444	534,727
Additions - acquired separately	27,674	104,717
Cost, Ending Balance	667,118	639,444
Cost [Member] | Software [Member]
Cost
Cost, Beginning Balance	455	455
Additions - acquired separately
Cost, Ending Balance	455	455
Cost [Member] | Copyrights [Member]
Cost
Cost, Beginning Balance	638,989	534,272
Additions - acquired separately	27,674	104,717
Cost, Ending Balance	666,663	638,989
Accumulated Depreciation [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(46,851)	(41,201)
Charge for the year	(10,298)	(5,650)
Accumulated amortisation, Ending Balance	(57,149)	(46,851)
Accumulated Depreciation [Member] | Software [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(454)	(432)
Charge for the year		(22)
Accumulated amortisation, Ending Balance	(454)	(454)
Accumulated Depreciation [Member] | Copyrights [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(46,397)	(40,769)
Charge for the year	(10,298)	(5,628)
Accumulated amortisation, Ending Balance	(56,695)	(46,397)
Accumulated Impairment Loss [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance	(427,314)	(427,314)
Charge for the year	(35)
Accumulated impairment loss, Ending Balance	(427,349)	(427,314)
Accumulated Impairment Loss [Member] | Software [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance
Charge for the year
Accumulated impairment loss, Ending Balance
Accumulated Impairment Loss [Member] | Copyrights [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance	(427,314)	(427,314)
Charge for the year	(35)
Accumulated impairment loss, Ending Balance	¥ (427,349)	¥ (427,314)